Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Mar. 31, 2020	Nov. 20, 2019
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Common stock, shares authorized (in shares)		1,000	1,000
Common stock, shares issued (in shares)		100	100
Common stock, shares outstanding (in shares)		100	100
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares issued (in shares)		0	0
Preferred stock, shares outstanding (in shares)		0	0
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized (in shares)	650,000,000
Common stock, shares issued (in shares)	29,237,500
Common stock, shares outstanding (in shares)	29,237,500
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized (in shares)	125,000,000
Common stock, shares issued (in shares)	65,578,831
Common stock, shares outstanding (in shares)	65,578,831